Details of Significant Accounts - Income tax, schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	$ 244	$ 165
Recognized in profit or loss	29	101
Net exchange differences	(16)	(22)
Deferred income tax assets, balance at the end	257	244
Unrealized expenses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	228	158
Recognized in profit or loss	43	91
Net exchange differences	(15)	(21)
Deferred income tax assets, balance at the end	256	228
Unrealized exchange losses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	0	(2)
Recognized in profit or loss		2
Net exchange differences		0
Deferred income tax assets, balance at the end		0
Others
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	16	9
Recognized in profit or loss	(14)	8
Net exchange differences	(1)	(1)
Deferred income tax assets, balance at the end	$ 1	$ 16